Note 7 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Defined Contribution Plan, Cost	$ 14	$ 7	$ 26	$ 15